LEASES (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES
	September 30,	December 31,
	2023	2022
Weighted average remaining lease term (in years)	4.20	2.08
Weighted average discount rate	7.92%	7.57%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of September 30, 2023 were as follows:

For the Year Ended,
December 31,
Remainder of 2023	$94,549
2024	432,168
2025	366,287
2026	385,560
2027	400,982
Thereafter	102,211
Total minimum lease payments	1,781,757
Less: imputed interest	(286,931)
Present value of future minimum lease payments	1,494,826

Current operating lease liabilities	306,747
Non-current operating lease liabilities	$1,188,079

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES
	As of December 31,
	2022	2021
Weighted average remaining lease term (in years)	2.08	3.08
Weighted average discount rate	7.57%	7.57%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of December 31, 2022 are as follows:

Fiscal Year	Operating Lease Payments
2023	$107,930
2024	111,168
2025	9,287
Total minimum lease payments	228,385
Less: imputed interest	(17,852)
Present value of future minimum lease payments	$210,533

Current operating lease liabilities	95,243
Non-current operating lease liabilities	115,290